Exploration and Evaluation Expenditures - Summary of Company's Exploration and Evaluation Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	$ 35,961	$ 17,726
Thacker Pass and Other Project Expenditures
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	35,961	17,726
Thacker Pass and Other Project Expenditures | Engineering
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	22,775	9,605
Thacker Pass and Other Project Expenditures | Geological, Consulting and Salaries
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	7,395	4,525
Thacker Pass and Other Project Expenditures | Permitting and Environmental
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	2,390	2,196
Thacker Pass and Other Project Expenditures | Field Supplies and Other
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	1,048	494
Thacker Pass and Other Project Expenditures | Depreciation
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	635	454
Thacker Pass and Other Project Expenditures | Drilling and Geological Expenses
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	$ 1,718	$ 452